Fair Value Measurement	9 Months Ended	12 Months Ended
	Mar. 26, 2016	Jun. 27, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurement

7.    Fair Value Measurement

Fair value is defined as an exit price, representing the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The accounting guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•	Level 1—Observable inputs such as quoted prices for identical assets or liabilities in active markets;

•	Level 2—Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly for substantially the full term of the asset or liability; and

•	Level 3—Unobservable inputs in which there are little or no market data, which include management’s own assumption about the risk assumptions market participants would use in pricing an asset or liability.

The carrying values of cash, accounts receivable, outstanding checks in excess of deposits, trade accounts payable, and accrued expenses approximate their fair values because of the relatively short maturities of those instruments. The derivative liabilities are recorded at fair value on the balance sheet. The fair value of long-term debt, which has a carrying value of $1,179.6 million and $1,405.2 million, is $1,181.1 million and $1,406.0 million at March 26, 2016 and June 27, 2015, respectively, and is determined by reviewing current market pricing related to comparable debt issued at the time of the balance sheet date, and is considered a Level 2 measurement.

The Company is required by its insurers to collateralize a part of the deductibles for its workers’ compensation and liability claims. The Company has chosen to satisfy these collateral requirements by depositing funds in insurance trusts or by issuing letters of credit. All amounts in restricted cash at March 26, 2016 and June 27, 2015 represent funds deposited in insurance trusts, and $10.2 million and $10.2 million, respectively, represent Level 1 fair value measurements.

11.    Fair Value of Financial Instruments

The carrying values of cash, accounts receivable, outstanding checks in excess of deposits, trade accounts payable, and accrued expenses approximate their fair values because of the relatively short maturities of those instruments. The derivative liabilities are recorded at fair value on the balance sheet. The fair value of long-term debt, which has a carrying value of $1,405.2 million and $1,425.6 million, is $1,406.0 million and $1,436.0 million at June 27, 2015 and June 28, 2014, respectively, and is determined by reviewing current market pricing related to comparable debt issued at the time of the balance sheet date, and is considered a Level 2 measurement.